Schedule of Commercial Mortgage Loan Portfolio by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 1,509,132	$ 1,115,167
General allowance for loan loss	0	0
Total commercial mortgage loans	1,509,132	1,115,167
ALABAMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,508	1,720
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	34,911	35,481
CALIFORNIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	336,310	255,563
COLORADO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	57,207	22,381
CONNECTICUT
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	25,374
FLORIDA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	86,698	20,779
GEORGIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	67,213	27,502
HAWAII
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	7,134	8,125
ILLINOIS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	92,813	53,174
IOWA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	1,266	1,490
KANSAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	9,200
KENTUCKY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	7,696	8,260
MAINE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	3,905	4,114
MARYLAND
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	33,844	35,536
MASSACHUSETTS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	90,897	92,963
MINNESOTA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	148,346	52,496
MISSOURI
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		9,324
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	14,262	14,705
NEW JERSEY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	68,720	84,007
NEW YORK
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	94,985	72,625
NORTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	58,078	31,111
OHIO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	36,954	38,400
OKLAHOMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	10,803	10,835
PENNSYLVANIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	41,975	37,688
SOUTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	2,532	3,130
TENNESSEE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	5,278	5,719
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	107,279	103,778
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	44,366	45,914
VIRGINIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	2,353	18,572
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	11,550	13,138
WISCONSIN
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 5,675	$ 6,637